Payroll and Social Charges (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payroll and Social Charges [Abstract]
Provision	$ 279,637	$ 353,000
Total installment payments	$ 274,490